Customer deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits
in EUR million	2025	2024
Current accounts / Overnight deposits	238,940	227,827
Savings accounts	382,066	354,560
Time deposits	98,599	107,695
Other	1,768	1,579
	721,373	691,661

Schedule of customer deposits by type

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2025	2024	2025	2024	2025	2024
Non-interest bearing	3	26	30,036	27,142	30,039	27,168
Interest bearing [1]	246,230	237,395	445,104	427,098	691,334	664,493
	246,233	237,421	475,140	454,240	721,373	691,661
[1] Interest bearing includes current accounts which are not remunerated. However, ING holds the contractual right to revise the rates.